Consolidated Statements of Cash Flows ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating activities
Cash used in operations	¥ (1,317,634)	¥ (589,804)	¥ (472,024)
Income tax paid	(4,100)	(3,791)	(2,866)
Net cash used in operating activities	(1,321,734)	(593,595)	(474,890)
Investing activities
Payments for purchase of property and equipment	(247,598)	(84,004)	(36,650)
Payments for purchase of intangible assets	(848)	(1,504)	(304)
Proceeds from disposal of property, equipment and intangible assets	1,444	1,060	1,903
Purchase of time deposits	(1,089,504)	(3,257,020)	(2,915,337)
Proceeds from maturity of time deposits	1,411,560	5,156,836	1,454,366
Payments for purchase of financial assets at FVTPL	(365,034)	(1,807,527)	(1,965,328)
Proceeds from sales of financial assets at FVTPL	1,777,236	324,791	2,925,265
Payment for loans to employees	(357)	(14,236)	(10,859)
Proceeds from collection of a loan to an employee	18,982	7,109
Net cash (used in)/generated from investing activities	1,505,881	325,505	(546,944)
Financing activities
Proceeds from issuance of ordinary shares		1	42,519
Proceeds from issuance of non-redeemable preferred shares			31
Proceeds from initial public offering and exercise of the over-allotment option, net of commissions		3,170,810
Proceeds from Global Offering, net of commissions	2,111,642
Proceeds from issuance of preferred shares and other financial instruments subject to redemption and other preferential rights			485,262
Payment of capital element of lease liabilities	(46,629)	(44,976)	(38,163)
Payment of interest element of lease liabilities	(2,745)	(2,276)	(2,853)
Payment of listing expenses	(12,452)	(4,342)	(720)
Repayment of subscription price for the financial instruments subject to redemption and other preferential rights			(39,122)
Proceeds from receipts of subscription price for the convertible redeemable preferred shares		19,319
Proceeds from issuance of Class A ordinary shares for exercise of share options	57,452
Payment of withholding tax arising from the settlement of vested RSUs	(50,846)	(394,195)
Proceeds from bank loans	332,408	80,000
Repayment of bank loans	(88,323)
Payment of interest of bank loans	(4,063)	(466)
Advances to a management personnel		(1,425)
Proceeds from collection of the advances to a management personnel		1,425
Net cash generated from financing activities	2,296,444	2,823,875	446,954
Net (decrease)/increase in cash and cash equivalents	2,480,591	2,555,785	(574,880)
Cash and cash equivalents as of beginning of the year	4,268,300	1,661,152	2,233,691
Effect of foreign exchange rate changes	(82,587)	51,363	2,341
Cash and cash equivalents as of end of the year	¥ 6,666,304	¥ 4,268,300	¥ 1,661,152